Retirement Benefit Plan - Summary of Approach Used to Set the Key IAS 19 Assumptions (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Mortality Projections model, long-term improvement parameter, per year	1.25%